UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2010

Date of reporting period:	October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments

October 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—56.0%
Apparel & Textiles—0.3%
$900	Hanesbrands, Inc., 4.593%, 12/15/14, FRN	B2/B	$814,500

Automotive Products—0.0%
32	Delphi Automotive LLP, 12.00%, 10/6/14	NR/NR	31,823

Banking—23.8%
£1,700	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/B	1,863,433
	Barclays Bank PLC (h),
$1,200	7.375%, 12/15/11 (a)(d)	Baa2/BBB+	1,098,000
1,485	7.434%, 12/15/17 (a)(d)	Baa2/BBB+	1,388,475
£4,300	14.00%, 6/15/19	Baa2/BBB+	9,320,599
$1,000	Den Norske Bank ASA, 7.729%, 6/29/11 (a)(d)(h)	A2/BBB+	930,349
600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Baa2/BBB-	554,759
3,000	JPMorgan Chase Bank N.A., 0.630%, 6/13/16, FRN	Aa2/NR	2,796,975
1,600	M&I Marshall & Ilsley Bank, 0.471%, 6/1/11, FRN	A2/BBB	1,426,922
11,100	National City Preferred Capital Trust I, 12.00%, 12/10/12 (h)	Baa2/BBB	12,734,664
1,629	NB Capital Trust II, 7.83%, 12/15/26	Baa3/B	1,571,985
€3,000	Northern Rock PLC, 0.878%, 3/13/12, FRN	A2/A	3,719,291
$10,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)(j)	Aa2/AA-	12,585,890
7,200	Regions Financial Corp., 0.453%, 6/26/12, FRN	Baa3/BBB+	6,205,406
	Royal Bank of Scotland PLC, FRN,
5,000	0.564%, 10/14/16	Baa3/BBB	4,154,530
£1,955	5.049%, 4/6/11	NR/NR	2,651,095
$4,250	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba3/A-	4,000,313
2,550	Wells Fargo Capital XIII, 7.70%, 3/26/13 (h)	Ba3/A-	2,384,250
			69,386,936
Financial Services—23.7%
	American General Finance Corp., FRN,
3,900	0.549%, 12/15/11	Baa3/BB+	2,893,387
775	0.72%, 8/17/11	Baa3/BB+	601,412
4,900	Bank of America Corp., 8.125%, 5/15/18 (h)	B3/B	4,412,597
2,500	Chukchansi Economic Dev. Auth., 4.913%, 11/15/12, FRN (a)(d)	B3/B+	1,562,500
6,200	CIT Group, Inc., 0.512%, 4/27/11, FRN (k)	WR/NR	3,958,495
1,250	Citicorp, 0.563%, 8/14/11, FRN	Baa1/A-	1,079,282
100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Baa3/B+	93,500
5,000	Citigroup, Inc., 0.579%, 6/9/16, FRN (j)	Baa1/A-	4,173,170
2,500	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(h)	Aa3/A-	2,012,500
	Ford Motor Credit Co. LLC,
10,250	3.034%, 1/13/12, FRN	Caa1/CCC+	9,135,312
2,200	7.25%, 10/25/11	Caa1/CCC+	2,158,737
	GMAC, Inc.,
500	6.00%, 12/15/11	Ca/CCC	469,262
1,425	6.875%, 9/15/11	Ca/CCC	1,367,801
1,625	6.875%, 8/28/12	Ca/CCC	1,534,013
2,600	7.25%, 3/2/11	Ca/CCC	2,555,683
2,702	7.50%, 12/31/13 (a)(d)	Ca/CCC	2,526,370
	International Lease Finance Corp.,
600	4.15%, 1/20/15	Baa3/BBB+	563,625
650	4.75%, 1/13/12	Baa3/BBB+	532,927

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services (continued)
$650	5.125%, 11/1/10	Baa3/BBB+	$610,477
650	5.30%, 5/1/12	Baa3/BBB+	539,388
650	5.35%, 3/1/12	Baa3/BBB+	533,198
650	5.45%, 3/24/11	Baa3/BBB+	579,054
2,111	5.625%, 9/20/13	Baa3/BBB+	1,604,751
4,100	5.75%, 6/15/11	Baa3/BBB+	3,684,609
2,947	6.625%, 11/15/13	Baa3/BBB+	2,275,821
9,100	JPMorgan Chase & Co., 7.90%, 4/30/18 (h)	A2/BBB+	9,179,516
100	JPMorgan Chase Capital XXI, 1.433%, 1/15/87, FRN	A1/BBB+	68,996
1,500	Lehman Brothers Holdings, Inc., 7.50%, 5/11/38 (e)	WR/NR	150
9,650	SLM Corp., 0.512%, 10/25/11, FRN	Ba1/BBB-	8,369,638
			69,076,171
Insurance—7.0%
	American International Group, Inc.,
1,600	0.392%, 3/20/12, FRN	A3/NR	1,353,861
5,900	0.394%, 10/18/11, FRN	A3/A-	5,183,238
€700	0.883%, 4/26/11, FRN	A3/A-	924,843
$5,000	4.95%, 3/20/12	A3/NR	4,658,435
6,400	5.45%, 5/18/17	A3/A-	4,856,800
700	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	425,250
2,200	8.25%, 8/15/18	A3/A-	1,876,646
£1,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,210,714
			20,489,787
Oil & Gas—0.2%
$600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(d)	B3/B-	597,000

Paper/Paper Products—0.6%
2,500	Verso Paper Holdings LLC, 4.233%, 8/1/14, FRN	B2/B-	1,650,000

Telecommunications—0.0%
2,500	Hawaiian Telcom Communications, Inc., 9.948%, 5/1/13, FRN (b)(e)	WR/NR	43,750

Utilities—0.4%
1,000	CMS Energy Corp., 1.234%, 1/15/13, FRN	Ba1/BB+	914,974
390	Dominion Resources, Inc., 6.30%, 9/30/66, FRN	Baa3/BBB	337,493
			1,252,467
	Total Corporate Bonds & Notes (cost—$151,965,378)		163,342,434

MORTGAGE—BACKED SECURITIES—12.2%
445	Banc of America Commercial Mortgage, Inc., 3.878%, 9/11/36, CMO	NR/AAA	450,578
1,400	Banc of America Mortgage Securities, Inc., 4.788%, 5/25/35, CMO, FRN	B3/NR	1,052,649
700	Bear Stearns Commercial Mortgage Securities, 5.70%, 6/11/50, CMO	NR/AA-	648,341
1,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49, CMO	Aaa/A-	1,349,961
	Commercial Mortgage Pass Through Certificates, CMO,
1,900	5.306%, 12/10/46	Aaa/NR	1,730,974
6,550	5.816%, 12/10/49, VRN	Aaa/AAA	6,077,843
151	Countrywide Home Loan Mortgage Pass Through Trust, 4.602%, 2/20/35, CMO, VRN	A3/AAA	125,561

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$900	Credit Suisse Mortgage Capital Certificates, 6.216%, 2/15/41, CMO, VRN	NR/AA	$770,299
2,330	GS Mortgage Securities Corp. II, 5.56%, 11/10/39, CMO	Aaa/NR	2,141,043
92	Harborview Mortgage Loan Trust, 5.142%, 7/19/35, CMO, VRN	Baa2/BBB+	69,955
4,600	JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 6/12/47, CMO	Aaa/A+	4,194,853
3,625	LB-UBS Commercial Mortgage Trust, 5.866%, 9/15/45, CMO, VRN	NR/A	3,306,662
1,143	Mellon Residential Funding Corp., 0.595%, 11/15/31, CMO, FRN	Aaa/AAA	949,053
8,069	Morgan Stanley Capital I, 5.880%, 6/11/49, CMO, VRN	NR/BBB+	7,441,208
3,377	Thornburg Mortgage Securities Trust, 0.366%, 7/25/36, CMO, FRN	Baa1/A	3,218,068
2,585	Wells Fargo Mortgage Backed Securities Trust, 5.591%, 7/25/36, CMO, FRN	NR/CCC	1,990,034
	Total Mortgage—Backed Securities (cost—$31,168,879)		35,517,082

SENIOR LOANS (a)(c)—6.6%
Banking—0.7%
	Aster Co., Ltd. (b),
1,092	2.889%, 9/19/13, Term B		948,241
1,132	2.889%, 9/19/14, Term C		982,269
			1,930,510
Chemicals—0.1%
€287	Brenntag AG, 3.214%, 12/23/13 Term B		410,464

Consumer Products—0.3%
$1,000	National Mentor, Inc., 2.512%, 6/29/12 (b)		900,625

Diversified Manufacturing—0.7%
4,642	Grant Forest Products, 10.25%, 9/16/13 (b)		214,678
	KION Group GmbH (b),
1,250	2.493%, 12/20/14, Term B		860,937
1,250	2.743%, 12/20/15, Term C		860,937
			1,936,552
Drugs & Medical Products—0.8%
€980	Bausch & Lomb, Inc., 3.989%, 4/11/15, Term T		1,365,967
€709	Mylan Laboratories, Inc., 3.176%, 10/2/13, Term A		985,750
			2,351,717
Electronics—0.4%
€985	Sensata Technologies, Inc., 2.728%, 4/27/13 (b)		1,220,474

Entertainment—0.3%
	Revolution Studios LLC (b),
$444	2.75%, 12/21/12, Term A		395,698
407	4.00%, 12/21/14, Term B		370,715
			766,413

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—0.8%
$933	Chrysler Financial Corp., 4.25%, 8/3/12, Term B		$896,192
1,650	FCI S.A., 3.406%, 3/8/14, Term B (b)		1,505,418
			2,401,610
Healthcare & Hospitals—0.7%
	Community Health Systems, Inc.,
49	2.493%, 7/25/14		45,327
84	2.493%, 7/25/14, Term B		78,784
867	2.622%, 7/25/14, Term B		809,703
€1,000	ISTA, 5.085%, 6/15/16, Term D (b)		1,106,898
			2,040,712
Multi-Media—0.9%
	Seven Media Group, Term T (b),
AUD 662	5.73%, 12/28/12		504,631
AUD 2,766	6.058%, 12/28/12		2,107,579
			2,612,210
Paper/Paper Products—0.1%
	Verso Paper Holdings LLC (b),
$448	6.733%, 2/1/13		155,120
32	7.483%, 2/1/13		11,120
			166,240
Recreation—0.0%
	Cedar Fair L.P.,
—(g)	2.243%, 8/30/12		310
1	4.243%, 8/30/14		1,131
			1,441
Telecommunications—0.6%
2,571	Hawaiian Telcom Communications, Inc., 4.75%, 6/1/14, Term C (b)(e)		1,851,215

Waste Disposal—0.2%
€500	AVR-Bedrijven NV, 2.926%, 3/1/15 (b)		686,697
	Total Senior Loans (cost—$26,761,052)		19,276,880

ASSET-BACKED SECURITIES—1.9%
$2,013	Asset Backed Funding Certificates, 0.464%, 5/25/37, FRN (a)(d)	Ba1/B-	1,565,186
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
12	0.944%, 7/25/32	Aaa/AAA	5,922
426	0.984%, 8/25/32	Aaa/AAA	234,206
1,881	Lake Country Mortgage Loan Trust, 0.704%, 12/25/32, FRN (a)(d)	Aaa/AAA	1,658,706
3,071	Popular ABS Mortgage Pass-Through Trust, 0.524%, 7/25/35, FRN	Aaa/AAA	1,891,077
	Total Asset-Backed Securities (cost—$5,536,592)		5,355,097

Shares
CONVERTIBLE PREFERRED STOCK—0.8%
Banking—0.8%
2,700	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L (cost—$1,869,885)	Ba3/A-	2,430,000

		Credit Rating
Shares		(Moody’s/S&P)	Value*
COMMON STOCK—0.5%
Automotive Products—0.5%
207	Delphi Automotive LLP (l) (cost—$1,524,409)		$1,524,404

PREFERRED STOCK—0.4%
Financial Services—0.4%
30	Richmond Cnty. Capital Corp., 3.531%, FRN (a)(b)(d)(f)
	(cost—$3,068,307)	NR/NR	1,181,630

SHORT-TERM INVESTMENTS—21.6%

Principal
Amount
(000)
Corporate Notes—17.5%
Banking—1.7%
$5,310	Swedbank AB, 9.00%, 3/17/10 (a)(d)(h)	Ba1/BB	4,938,709

Financial Services—11.6%
	American General Finance Corp.,
4,800	0.398%, 3/2/10, FRN	Baa3/NR	4,578,614
900	4.875%, 5/15/10	Baa3/BB+	870,944
1,625	GMAC, Inc., 7.75%, 1/19/10	Ca/CCC	1,626,363
	International Lease Finance Corp.,
2,000	0.627%, 5/24/10, FRN	Baa3/BBB+	1,900,366
4,300	0.684%, 1/15/10, FRN	Baa3/BBB+	4,225,163
1,350	4.875%, 9/1/10	Baa3/BBB+	1,291,455
4,450	5.00%, 4/15/10 (j)	Baa3/BBB+	4,390,744
7,150	5.625%, 9/15/10 (j)	Baa3/AA	6,768,290
3,600	SLM Corp., 0.33%, 3/15/10, FRN	Ba1/BBB-	3,522,701
	Universal City Florida Holding Co.,
3,500	5.233%, 5/1/10, FRN	Caa2/CCC+	3,517,500
1,000	8.375%, 5/1/10	Caa2/CCC+	1,005,000
			33,697,140
Insurance—4.2%
	American International Group, Inc.,
10,000	0.353%, 9/27/10, FRN	A3/A-	9,091,450
1,500	4.70%, 10/1/10	A3/A-	1,468,010
	Residential Reinsurance Ltd., FRN (a)(b)(d),
1,300	7.611%, 6/7/10	NR/BB	1,319,045
500	8.111%, 6/7/10	NR/BB-	508,925
			12,387,430
	Total Corporate Notes (cost—$48,606,824)		51,023,279

U.S. Treasury Bills (i)—0.6%
1,783	0.05%-0.36%, 11/5/09-12/10/09 (cost—$1,782,959)		1,782,959

Principal
Amount
(000)		Value*
Repurchase Agreements—3.5%
$1,000	Barclays Capital, Inc., dated 10/30/09, 0.06%, due 11/2/09, proceeds $1,000,005; collateralized by U.S. Treasury Inflation Index Notes, 1.25%, due 4/15/14, valued at $1,034,758 including accrued interest	$1,000,000
8,000	JPMorgan Securities, Inc., dated 10/30/09, 0.08%, due 11/2/09, proceeds $8,000,053; collateralized by Fannie Mae, 6.00%, due 3/1/34, valued at $8,250,137 including accrued interest	8,000,000
1,222	State Street Bank & Trust Co., dated 10/30/09, 0.01%, due 11/2/09, proceeds $1,222,001; collateralized by U.S. Treasury Bills, zero coupon, due 11/27/09, valued at $1,250,000	1,222,000
	Total Repurchase Agreements (cost—$10,222,000)	10,222,000
	Total Short-Term Investments (cost—$60,611,783)	63,028,238

	Total Investments (cost—$282,506,285)—100.0%	$291,655,765

Notes to Schedule of Investments:

*                 Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange.  Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined, as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)          Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $53,704,924, representing 18.4% of total investments.

(b)         Illiquid.

(c)          These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2009.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          In default.

(f)            Fair-Valued—Securities with an aggregate value of $1,181,630, representing 0.4% of total investments.

(g)         Principal amount less than $500.

(h)         Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)             All or partial amount segregated as collateral for futures contracts and swaps.

(j)             All or partial amount segregated as collateral for reverse repurchase agreements.

(k)          Issuer filed for bankruptcy on November 1, 2009.

(l)             Non-income producing.

Glossary:

AUD—Australian Dollar

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on October 31, 2009.

LIBOR—London Inter-Bank Offered Rate

NR—Not Rated

VRN—

Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on October 31, 2009.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at October 31, 2009:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Appreciation
Long: Financial Futures Euro—90 day	900	$223,211	6/14/10	$157,500

(B) Credit default swap agreements:

Buy protection swap agreements outstanding at October 31, 2009 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Made by Fund	Value (5)	Paid	(Depreciation)
Bank of America:
Dow Jones CDX HY-12 5 Year Index	$3,760	6.63%	6/20/14	(5.00)%	$201,245	$173,900	$27,345
Dow Jones CDX HY-13 5 Year Index	500	7.03%	12/20/14	(5.00)%	36,383	36,875	(492)
Barclays Bank:
Dow Jones CDX HY-12 5 Year Index	9,964	6.63%	6/20/14	(5.00)%	533,299	427,583	105,716
Dow Jones CDX HY-13 5 Year Index	1,700	7.03%	12/20/14	(5.00)%	123,700	124,686	(986)
JPMorgan Chase:
Dow Jones CDX HY-12 5 Year Index	3,948	6.63%	6/20/14	(5.00)%	211,308	179,718	31,590
Morgan Stanley:
Dow Jones CDX HY-13 5 Year Index	600	7.03%	12/20/14	(5.00)%	43,659	44,250	(591)
Royal Bank of Scotland:
Dow Jones CDX HY-13 5 Year Index	1,700	7.03%	12/20/14	(5.00)%	123,700	127,437	(3,737)
					$1,273,294	$1,114,449	$158,845

Sell protection swap agreements outstanding at October 31, 2009 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000) (4)	Spread (3)	Date	Received by Fund	Value (5)	Received	(Depreciation)
Barclays Bank:
CIT Group †	$1,600	66.68%	12/20/13	5.00%	$(544,368)	$(408,000)	$(136,368)
BNP Paribas:
General Electric	800	1.93%	12/20/13	4.60%	85,455	—	85,455
General Electric	800	1.93%	12/20/13	4.70%	88,591	—	88,591
Citigroup:
Chrysler Financial	1,000	5.50%	6/20/13	5.00%	(9,927)	(120,000)	110,073
General Electric	2,000	1.93%	12/20/13	4.65%	217,558	—	217,558
SLM	3,300	7.99%	12/20/13	5.00%	(288,996)	(406,250)	117,254
Credit Suisse First Boston:
Intelsat Bermuda	3,000	2.70%	3/20/10	3.21%	17,209	—	17,209
Deutsche Bank:
CIT Group †	1,200	66.68%	12/20/13	5.00%	(408,276)	(318,000)	(90,276)
SLM	2,550	7.99%	12/20/13	5.00%	(223,314)	(357,000)	133,686
Goldman Sachs:
HCA	1,500	3.32%	9/20/13	3.00%	(10,678)	—	(10,678)
Merrill Lynch & Co.:
SLM	1,575	7.99%	12/20/13	5.00%	(137,929)	(220,500)	82,571
Morgan Stanley:
SLM	1,600	7.96%	3/20/14	5.00%	(144,792)	(176,000)	31,208
					$(1,359,467)	$(2,005,750)	$646,283

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at October 31, 2009 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

† Issuer filed for bankruptcy on November 1, 2009.

(C)  Forward foreign currency contracts outstanding at October 31, 2009:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	October 31, 2009	(Depreciation)
Sold:
2,115,813 Australian Dollar settling 11/30/09	Deutsche Bank	$1,932,499	$1,907,030	$25,469
7,283,000 British Pound settling 11/24/09	JPMorgan Chase & Co.	11,896,999	12,003,409	(106,410)
4,385,000 Euro settling 12/8/09	Morgan Stanley	6,406,485	6,469,232	(62,747)
				$(143,688)

The Fund received  $370,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(D)  Open reverse repurchase agreements at October 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.65%	10/7/09	11/9/09	$5,150,417	$5,148,000
	0.65%	10/9/09	11/9/09	1,526,661	1,526,000
Credit Suisse First Boston	0.55%	10/26/09	11/25/09	6,294,673	6,294,000
	0.65%	10/5/09	11/2/09	3,297,666	3,296,000
					$16,264,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2009 was $15,110,754 at a weighted average interest rate of 0.71%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at October 31, 2009 was $18,491,952.

The Fund received $536,000 in cash as collateral for reverse repurchase agreements. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(E) At October 31, 2009, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Principal
Borrower	Amount
Eastman Kodak	$1,250,000
DPH Holdings Corp.	390,038
$1,640,038

Fair Value Measurements—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability

(i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•        Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•        Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•        Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at October 31, 2009 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/09
Investments in Securities - Assets
Corporate Bonds & Notes	—	$163,342,434	—	$163,342,434
Mortgaged-Backed Securities	—	35,517,082	—	35,517,082
Senior Loans	—	19,276,880	—	19,276,880
Asset-Backed Securities	—	5,355,097	—	5,355,097
Convertible Preferred Stock	—	2,430,000	—	2,430,000
Common Stock	—	1,524,404	—	1,524,404
Preferred Stock	—	—	$1,181,630	1,181,630
Short-Term Investments	—	63,028,238	—	63,028,238
Total Investments in Securities - Assets	—	$290,474,135	$1,181,630	$291,655,765

Other Financial Instruments*	$157,500	$551,367	$110,073	$818,940

Total Investments in Securities	$157,500	$291,025,502	$1,291,703	$292,474,705

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2009, was as follows:

					Total Change
	Beginning	Net			in Unrealized	Transfers in
	Balance	Purchases(Sales)	Accrued	Total Realized	Appreciation/	and/or out	Ending Balance
	7/31/09	and Settlements	Discounts	Gain(Loss)	Depreciation	of Level 3	10/31/09
Investments in Securities - Assets
Short-Term Investments:
Corporate Notes
Insurance	$8,538,037	—	$543,774	—	$1,837,609	$(10,919,420)	—
Preferred Stock	1,191,803	—	—	—	(10,173)	—	$1,181,630
Total Investments in Securities - Assets	$9,729,840	—	$543,774	—	$1,827,436	$(10,919,420)	$1,181,630

Other Financial Instruments*	$69,735	—	—	—	$40,338	—	$110,073

Total Investments in Securities	$9,799,575	—	$543,774	—	$1,867,774	$(10,919,420)	$1,291,703

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of investments and other financial instruments, which the Fund held at October 31, 2009 was $(10,173) and $40,338, respectively.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2009